Summary of Significant Accounting Policies (Table) (Details)	12 Months Ended
Dec. 31, 2019
Navios Maritime Containers L.P.
Nature Name	Holding Company
Country of incorporation	Marshall Is.
Statement Of Operations
2019	01/01—12/31
2018	01/01—12/31
2017	04/28—12/31
Navios Partners Containers Finance Inc.
Nature Name	Sub—Holding Company
Effective Ownership	100.00%
Country of incorporation	Marshall Is.
Statement Of Operations
2019	01/01—12/31
2018	01/01—12/31
2017	06/07—12/31
Navios Partners Containers Inc.
Nature Name	Sub—Holding Company
Effective Ownership	100.00%
Country of incorporation	Marshall Is.
Statement Of Operations
2019	01/01—12/31
2018	01/01—12/31
2017	06/07—12/31
Olympia II Navigation Limited
Nature Name	Vessel Owning Company	[1]
Effective Ownership	100.00%
Country of incorporation	Marshall Is.
Statement Of Operations
2019	01/01—12/31
2018	01/01—12/31
2017	06/07—12/31
Pingel Navigation Limited
Nature Name	Vessel Owning Company	[1]
Effective Ownership	100.00%
Country of incorporation	Marshall Is.
Statement Of Operations
2019	01/01—12/31
2018	01/01—12/31
2017	06/07—12/31
Ebba Navigation Limited
Nature Name	Vessel Owning Company	[1]
Effective Ownership	100.00%
Country of incorporation	Marshall Is.
Statement Of Operations
2019	01/01—12/31
2018	01/01—12/31
2017	06/07—12/31
Clan Navigation Limited
Nature Name	Vessel Owning Company	[1]
Effective Ownership	100.00%
Country of incorporation	Marshall Is.
Statement Of Operations
2019	01/01—12/31
2018	01/01—12/31
2017	06/07—12/31
Sui An Navigation Limited
Nature Name	Vessel Owning Company	[1]
Effective Ownership	100.00%
Country of incorporation	Marshall Is.
Statement Of Operations
2019	01/01—12/31
2018	01/01—12/31
2017	06/07—12/31
Bertyl Ventures Co.
Nature Name	Vessel Owning Company	[1]
Effective Ownership	100.00%
Country of incorporation	Marshall Is.
Statement Of Operations
2019	01/01—12/31
2018	01/01—12/31
2017	07/12—12/31
Silvanus Marine Company
Nature Name	Vessel Owning Company	[1]
Effective Ownership	100.00%
Country of incorporation	Marshall Is.
Statement Of Operations
2019	01/01—12/31
2018	01/01—12/31
2017	07/12—12/31
Anthimar Marine Inc.
Nature Name	Vessel Owning Company	[1]
Effective Ownership	100.00%
Country of incorporation	Marshall Is.
Statement Of Operations
2019	01/01—12/31
2018	01/01—12/31
2017	07/17—12/31
Enplo Shipping Limited
Nature Name	Vessel Owning Company	[1]
Effective Ownership	100.00%
Country of incorporation	Marshall Is.
Statement Of Operations
2019	01/01—12/31
2018	01/01—12/31
2017	07/17—12/31
Morven Chartering Inc.
Nature Name	Vessel Owning Company	[1]
Effective Ownership	100.00%
Country of incorporation	Marshall Is.
Statement Of Operations
2019	01/01—12/31
2018	01/01—12/31
2017	07/25—12/31
Rodman Maritime Corp.
Nature Name	Vessel Owning Company	[1]
Effective Ownership	100.00%
Country of incorporation	Marshall Is.
Statement Of Operations
2019	01/01—12/31
2018	01/01—12/31
2017	08/03—12/31
Isolde Shipping Inc.
Nature Name	Vessel Owning Company	[1]
Effective Ownership	100.00%
Country of incorporation	Marshall Is.
Statement Of Operations
2019	01/01—12/31
2018	01/01—12/31
2017	08/03—12/31
Velour Management Corp.
Nature Name	Vessel Owning Company	[1]
Effective Ownership	100.00%
Country of incorporation	Marshall Is.
Statement Of Operations
2019	01/01—12/31
2018	01/01—12/31
2017	08/03—12/31
Evian Shiptrade Ltd.
Nature Name	Vessel Owning Company	[1]
Effective Ownership	100.00%
Country of incorporation	Marshall Is.
Statement Of Operations
2019	01/01—12/31
2018	01/01—12/31
2017	08/03—12/31
Boheme Navigation Company
Nature Name	Sub—Holding Company
Effective Ownership	100.00%
Country of incorporation	Marshall Is.
Statement Of Operations
2019	01/01—12/31
2018	01/01—12/31
2017	09/27—12/31
Theros Ventures Limited
Nature Name	Vessel Owning Company
Effective Ownership	100.00%
Country of incorporation	Marshall Is.
Statement Of Operations
2019	01/01—12/31
2018	01/01—12/31
2017	11/07—12/31
Legato Shipholding Inc.
Nature Name	Vessel Owning Company
Effective Ownership	100.00%
Country of incorporation	Marshall Is.
Statement Of Operations
2019	01/01—12/31
2018	01/01—12/31
2017	11/09—12/31
Inastros Maritime Corp.
Nature Name	Vessel Owning Company
Effective Ownership	100.00%
Country of incorporation	Marshall Is.
Statement Of Operations
2019	01/01—12/31
2018	01/01—12/31
2017	11/23—12/31
Zoner Shiptrade S.A.
Nature Name	Vessel Owning Company
Effective Ownership	100.00%
Country of incorporation	Marshall Is.
Statement Of Operations
2019	01/01—12/31
2018	01/01—12/31
2017	11/24—12/31
Jasmer Shipholding Ltd.
Nature Name	Vessel Owning Company
Effective Ownership	100.00%
Country of incorporation	Marshall Is.
Statement Of Operations
2019	01/01—12/31
2018	01/01—12/31
2017	12/05—12/31
Thetida Marine Co.
Nature Name	Vessel Owning Company
Effective Ownership	100.00%
Country of incorporation	Marshall Is.
Statement Of Operations
2019	01/01—12/31
2018	01/01—12/31
2017	12/08—12/31
Jaspero Shiptrade S.A.
Nature Name	Vessel Owning Company
Effective Ownership	100.00%
Country of incorporation	Marshall Is.
Statement Of Operations
2019	01/01—12/31
2018	01/01—12/31
2017	12/12—12/31
Peran Maritime Inc.
Nature Name	Vessel Owning Company
Effective Ownership	100.00%
Country of incorporation	Marshall Is.
Statement Of Operations
2019	01/01—12/31
2018	01/01—12/31
2017	12/28—12/31
Nefeli Navigation S.A.
Nature Name	Vessel Owning Company
Effective Ownership	100.00%
Country of incorporation	Marshall Is.
Statement Of Operations
2019	01/01—12/31
2018	03/13—12/31
Fairy Shipping Corporation
Nature Name	Vessel Owning Company
Effective Ownership	100.00%
Country of incorporation	Marshall Is.
Statement Of Operations
2019	01/01—12/31
2018	07/02—12/31
Limestone Shipping Corporation
Nature Name	Vessel Owning Company
Effective Ownership	100.00%
Country of incorporation	Marshall Is.
Statement Of Operations
2019	01/01—12/31
2018	07/02—12/31
Crayon Shipping Ltd
Nature Name	Vessel Owning Company
Effective Ownership	100.00%
Country of incorporation	Marshall Is.
Statement Of Operations
2019	01/01—12/31
2018	05/31—12/31
Chernava Marine Corp.
Nature Name	Vessel Owning Company
Effective Ownership	100.00%
Country of incorporation	Marshall Is.
Statement Of Operations
2019	01/01—12/31
2018	05/14—12/31
Proteus Shiptrade S.A
Nature Name	Vessel Owning Company
Effective Ownership	100.00%
Country of incorporation	Marshall Is.
Statement Of Operations
2019	01/01—12/31
2018	05/14—12/31
Vythos Marine Corp.
Nature Name	Vessel Owning Company
Effective Ownership	100.00%
Country of incorporation	Marshall Is.
Statement Of Operations
2019	01/01—12/31
2018	05/31—12/31
Iliada Shipping S.A.
Nature Name	Operating Company
Effective Ownership	100.00%
Country of incorporation	Marshall Is.
Statement Of Operations
2019	01/01—12/31
2018	05/31—12/31
Vinetree Marine Company
Nature Name	Operating Company
Effective Ownership	100.00%
Country of incorporation	Marshall Is.
Statement Of Operations
2019	01/01—12/31
2018	04/04—12/31
Afros Maritime Inc.
Nature Name	Operating Company
Effective Ownership	100.00%
Country of incorporation	Marshall Is.
Statement Of Operations
2019	01/01—12/31
2018	05/31—12/31

[1]	Currently, vessel-operating company under the sale and leaseback transaction.